Post-employment benefit plans - Significant Assumptions (Details) - year	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-employment benefit obligations
Discount rate	5.30%	3.20%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate	1.60%	1.60%
Life expectancy at age 65 (years)	23.3	23.3
Net post-employment benefit plans cost
Discount rate	3.40%	2.90%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate	1.60%	1.60%
Life expectancy at age 65 (years)	23.3	23.2
Weighted average duration of defined benefit obligation	11 years
Cost of medication
Net post-employment benefit plans cost
Actuarial assumption of medical cost trend rates	6.50%
Ultimate actuarial assumption of medical cost trend rates	4.00%
Term to reach ultimate actuarial assumption of medical cost trend rate	20 years
Cost of covered dental benefits
Net post-employment benefit plans cost
Actuarial assumption of medical cost trend rates	4.00%
Cost of covered hospital benefits
Net post-employment benefit plans cost
Actuarial assumption of medical cost trend rates	3.70%
Cost of other covered healthcare benefits
Net post-employment benefit plans cost
Actuarial assumption of medical cost trend rates	4.00%